Submission	Apr. 23, 2026
Submission [Line Items]
Central Index Key	0002088896
Registrant Name	X-Energy, Inc.
Registration File Number	333-294508
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES